UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Information Technology - 22.6%
Communications Equipment - 4.5%
Juniper Networks, Inc. (a)	1,239,249	$30,324,423
QUALCOMM, Inc.	281,590	14,530,044

		44,854,467

Computers & Peripherals - 4.9%
Apple, Inc. (a)	47,190	19,101,568
Silicon Graphics International Corp. (a)	949,206	13,725,519
Toshiba Corp.	3,516,000	15,334,657

		48,161,744

Internet Software & Services - 6.0%
Cornerstone OnDemand, Inc. (a)	1,032,330	14,875,875
Equinix, Inc. (a)	115,740	11,112,198
LinkedIn Corp. (a)	91,262	8,204,454
MercadoLibre, Inc.	184,970	12,060,044
Rackspace Hosting, Inc. (a)	309,285	12,801,306

		59,053,877

Semiconductors & Semiconductor Equipment - 2.9%
Cree, Inc. (a)	346,370	9,227,297
NVIDIA Corp. (a)	1,310,200	19,390,960

		28,618,257

Software - 4.3%
Intuit, Inc.	186,690	10,019,652
Red Hat, Inc. (a)	317,630	15,770,329
Salesforce.com, Inc. (a)	121,721	16,209,586

		41,999,567

		222,687,912

Financials - 18.3%
Capital Markets - 4.8%
Blackstone Group LP	708,720	10,425,271
CITIC Securities Co., Ltd. (a)(b)	7,490,800	14,926,061
Greenhill & Co., Inc.	576,868	21,794,073

		47,145,405

Commercial Banks - 3.4%
Bank Rakyat Indonesia Persero Tbk PT	12,589,000	9,465,036
Siam Commercial Bank PCL	2,737,500	10,460,366
Standard Chartered PLC	593,330	13,844,955

		33,770,357

Consumer Finance - 3.6%
Green Dot Corp. (a)	850,797	27,795,538
SKS Microfinance Ltd. (a)	1,943,655	8,000,476

		35,796,014

Real Estate Investment Trusts (REITs) - 1.9%
Weyerhaeuser Co.	1,005,674	18,082,019

Company	Shares	U.S. $ Value
Real Estate Management & Development - 4.6%
Ciputra Development Tbk PT	238,371,008	13,069,675
Guangzhou R&F Properties Co., Ltd.	6,012,800	5,804,707
Hang Lung Group Ltd.	1,834,000	11,111,053
Hang Lung Properties Ltd.	152,000	550,662
Sun Hung Kai Properties Ltd.	1,075,000	14,760,468

		45,296,565

		180,090,360

Energy - 14.4%
Energy Equipment & Services - 5.9%
Halliburton Co.	479,910	17,929,438
Nabors Industries Ltd. (a)	933,630	17,113,438
Saipem SpA	255,860	11,432,441
Schlumberger Ltd.	155,030	11,390,054

		57,865,371

Oil, Gas & Consumable Fuels - 8.5%
Cameco Corp.	575,425	12,348,473
Denbury Resources, Inc. (a)	1,391,906	21,852,924
Kinder Morgan, Inc./Delaware	395,448	11,309,813
Noble Energy, Inc.	128,700	11,498,058
Occidental Petroleum Corp.	114,790	10,668,583
Paladin Energy Ltd. (a)	3,776,659	5,767,434
Santos Ltd.	808,324	10,916,914

		84,362,199

		142,227,570

Consumer Discretionary - 13.6%
Auto Components - 1.6%
Johnson Controls, Inc.	485,380	15,983,563

Automobiles - 2.7%
Tesla Motors, Inc. (a)	506,327	14,870,824
Toyota Motor Corp. (Sponsored ADR)	170,600	11,380,726

		26,251,550

Hotels, Restaurants & Leisure - 2.8%
Ajisen China Holdings Ltd.	7,339,000	10,417,614
Ctrip.com International Ltd. (ADR) (a)	489,100	17,050,026

		27,467,640

Household Durables - 0.9%
Rinnai Corp.	116,800	8,725,741

Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	64,820	13,839,718
Rakuten, Inc.	7,647	8,382,912

		22,222,630

Specialty Retail - 2.2%
L’Occitane International SA	4,111,250	9,043,579
Zhongsheng Group Holdings Ltd.	7,098,000	12,549,613

		21,593,192

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	215,500	12,275,871

		134,520,187

Materials - 10.5%
Chemicals - 4.4%
Dow Chemical Co. (The)	416,230	11,604,492
Linde AG	75,200	11,912,999
Monsanto Co.	139,701	10,163,248
Stella Chemifa Corp.	342,300	9,914,403

		43,595,142

Metals & Mining - 6.1%
Barrick Gold Corp.	382,400	18,928,800
Freeport-McMoRan Copper & Gold, Inc.	288,600	11,619,036
Goldcorp, Inc.	307,060	14,940,968
Ivanhoe Mines Ltd./CA (a)	193,720	3,964,773
Mongolian Mining Corp. (a)	11,418,000	10,173,446

		59,627,023

		103,222,165

Health Care - 9.1%
Biotechnology - 2.6%
Cepheid, Inc. (a)	293,920	10,545,850
Genomic Health, Inc. (a)	710,785	15,210,799

		25,756,649

Health Care Equipment & Supplies - 1.5%
Given Imaging Ltd. (a)	933,614	14,676,412

Health Care Technology - 1.2%
athenahealth, Inc. (a)	217,858	11,526,867

Life Sciences Tools & Services - 3.8%
Covance, Inc. (a)	224,290	11,378,231
Illumina, Inc. (a)	862,106	26,397,686

		37,775,917

		89,735,845

Industrials - 7.8%
Construction & Engineering - 1.2%
Shaw Group, Inc. (The) (a)	500,680	11,645,817

Electrical Equipment - 4.0%
A123 Systems, Inc. (a)	3,279,814	11,249,762
Babcock & Wilcox Co. (The) (a)	665,200	14,627,748
Mitsubishi Electric Corp.	1,493,000	13,815,023

		39,692,533

Machinery - 1.5%
FANUC Corp.	90,000	14,552,114

Road & Rail - 1.1%
Zipcar, Inc. (a)	552,913	11,307,071

		77,197,535

Company	Shares	U.S. $ Value
Consumer Staples - 1.9%
Beverages - 1.1%
Heckmann Corp. (a)	1,835,919	10,997,155

Food Products - 0.8%
Besunyen Holdings Co., Ltd.	36,029,000	7,942,296

		18,939,451

Total Common Stocks (cost $1,131,674,755)		968,621,025

	Contracts
OPTIONS PURCHASED - CALLS - 0.6%
Options on Funds and Investment Trusts - 0.6%
Market Vectors Gold Miners Expiration: Jan 2012, Exercise Price: $65.00 (a)(c)	17,550	3,044,925
Market Vectors JR Gold Miners Expiration: Jan 2013, Exercise Price: $45.00 (a)(c)	12,000	3,360,000

Total Options Purchased - Calls (cost $17,359,859)		6,404,925

SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (d) (cost $25,287,270)	25,287,270	25,287,270

Total Investments - 101.4% (cost $1,174,321,884) (e)		1,000,313,220
Other assets less liabilities - (1.4%)		(13,641,874)

Net Assets - 100.0%		$986,671,346

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Euro settling 1/13/12	61,018	$82,410,728	$84,388,098	$1,977,370
Royal Bank of Canada:
Canadian Dollar settling 1/13/12	26,328	25,540,336	26,370,274	829,938
Royal Bank of Canada:
Great British Pound settling 1/13/12	56,066	87,186,555	90,079,031	2,892,476
Standard Chartered Bank:
Australian Dollar settling 1/13/12	23,165	22,541,862	24,204,108	1,662,246
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 1/13/12	403,146	5,260,585	5,163,942	96,643

				$7,458,673

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the market value of this security amounted to $14,926,061 or 1.5% of net assets.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,450,713 and gross unrealized depreciation of investments was $(209,459,377), resulting in net unrealized depreciation of $(174,008,664).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Global Thematic Growth Fund

October 31, 2011 (unaudited)

Country Breakdown *

59.4%	United States
8.2%	Japan
6.9%	China
5.0%	Canada
2.6%	Hong Kong
2.3%	Indonesia
1.7%	Australia
1.5%	Israel
1.4%	United Kingdom
1.2%	Switzerland
1.2%	Argentina
1.2%	Germany
1.1%	Italy
3.8%	Other
2.5%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: India, Luxembourg Mongolia and Thailand.

AllianceBernstein Global Thematic Growth Fund

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Information Technology	$207,353,255		$15,334,657		$	– 0	–	$222,687,912
Financials	93,022,962		76,607,032			10,460,366		180,090,360
Energy	114,110,781		28,116,789			– 0	–	142,227,570
Consumer Discretionary	73,124,857		61,395,330			– 0	–	134,520,187
Materials	71,221,317		32,000,848			– 0	–	103,222,165
Health Care	89,735,845		– 0	–		– 0	–	89,735,845
Industrials	48,830,398		28,367,137			– 0	–	77,197,535
Consumer Staples	10,997,155		7,942,296			– 0	–	18,939,451
Options Purchased - Calls	– 0	–	6,404,925			– 0	–	6,404,925
Short-Term Investments	25,287,270		– 0	–		– 0	–	25,287,270

Total Investments in Securities	733,683,840		256,169,014	+		10,460,366		1,000,313,220
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	7,458,673			– 0	–	7,458,673
Liabilities	– 0	–	– 0	–		– 0	–	– 0	–

Total	$733,683,840		$263,627,687			$10,460,366		$1,007,771,893

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials		Total
Balance as of 7/31/11	$13,187,810		$13,187,810
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(1,335,509)		(1,335,509)
Change in unrealized appreciation/depreciation	(549,566)		(549,566)
Purchases	5,812,610		5,812,610
Sales	(6,654,979)		(6,654,979)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 10/31/11	$10,460,366		$10,460,366

Net change in unrealized appreciation/depreciation from Investments held as of 10/31/11	$(549,566)		$(549,566)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 22, 2011